Cover	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2024
Entity File Number	814-01659
Entity Registrant Name	Muzinich Corporate Lending Income Fund, Inc.
Entity Central Index Key	0001985375
Entity Tax Identification Number	93-2545381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	450 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	888-3413
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false